Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voyageur Mutual Funds
Entity Central Index Key	0000906236
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000006409 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Minnesota High-Yield Municipal Bond Fund(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Class Name	Class A
Trading Symbol	DVMHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.84%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 238,029,896
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 461,876
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$238,029,896
Total number of portfolio holdings	232
Total advisory fees paid	$461,876
Portfolio turnover rate	3%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.70%
Education Revenue Bonds	27.35%
Local General Obligation Bonds	10.33%
Transportation Revenue Bonds	6.78%
Special Tax Revenue Bonds	3.27%
Housing Revenue Bonds	3.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.04%
State General Obligation Bonds	2.71%
Electric Revenue Bonds	1.63%
Lease Revenue Bonds	1.33%
Pre-Refunded Bonds	0.53%

State and territory allocation
Minnesota	94.33%
Puerto Rico	4.41%

C000006411 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Minnesota High-Yield Municipal Bond Fund(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Class Name	Class C
Trading Symbol	DVMMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.59%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%	[2]
Net Assets	$ 238,029,896
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 461,876
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$238,029,896
Total number of portfolio holdings	232
Total advisory fees paid	$461,876
Portfolio turnover rate	3%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.70%
Education Revenue Bonds	27.35%
Local General Obligation Bonds	10.33%
Transportation Revenue Bonds	6.78%
Special Tax Revenue Bonds	3.27%
Housing Revenue Bonds	3.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.04%
State General Obligation Bonds	2.71%
Electric Revenue Bonds	1.63%
Lease Revenue Bonds	1.33%
Pre-Refunded Bonds	0.53%

State and territory allocation
Minnesota	94.33%
Puerto Rico	4.41%

C000135925 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Minnesota High-Yield Municipal Bond Fund(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Class Name	Institutional Class
Trading Symbol	DMHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$30	0.59%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[3]
Net Assets	$ 238,029,896
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 461,876
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$238,029,896
Total number of portfolio holdings	232
Total advisory fees paid	$461,876
Portfolio turnover rate	3%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.70%
Education Revenue Bonds	27.35%
Local General Obligation Bonds	10.33%
Transportation Revenue Bonds	6.78%
Special Tax Revenue Bonds	3.27%
Housing Revenue Bonds	3.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.04%
State General Obligation Bonds	2.71%
Electric Revenue Bonds	1.63%
Lease Revenue Bonds	1.33%
Pre-Refunded Bonds	0.53%

State and territory allocation
Minnesota	94.33%
Puerto Rico	4.41%

C000006412 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie National High-Yield Municipal Bond Fund(formerly, Delaware National High-Yield Municipal Bond Fund)
Class Name	Class A
Trading Symbol	CXHYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.85%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[4]
Net Assets	$ 3,725,317,687
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 8,047,394
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$3,725,317,687
Total number of portfolio holdings	832
Total advisory fees paid	$8,047,394
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.36%
Education Revenue Bonds	20.44%
Special Tax Revenue Bonds	13.70%
Healthcare Revenue Bonds	13.67%
Transportation Revenue Bonds	9.47%
State General Obligation Bonds	4.75%
Housing Revenue Bonds	3.30%
Local General Obligation Bonds	3.10%
Water & Sewer Revenue Bonds	2.44%
Lease Revenue Bonds	2.40%

State and territory allocation
Puerto Rico	13.09%
California	12.40%
New York	10.89%
Florida	6.83%
Texas	6.72%
Illinois	4.95%
Wisconsin	4.50%
Arizona	3.48%
Virginia	3.33%
Pennsylvania	2.77%

C000006414 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie National High-Yield Municipal Bond Fund(formerly, Delaware National High-Yield Municipal Bond Fund)
Class Name	Class C
Trading Symbol	DVHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$80	1.60%
^	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%	[5]
Net Assets	$ 3,725,317,687
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 8,047,394
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$3,725,317,687
Total number of portfolio holdings	832
Total advisory fees paid	$8,047,394
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.36%
Education Revenue Bonds	20.44%
Special Tax Revenue Bonds	13.70%
Healthcare Revenue Bonds	13.67%
Transportation Revenue Bonds	9.47%
State General Obligation Bonds	4.75%
Housing Revenue Bonds	3.30%
Local General Obligation Bonds	3.10%
Water & Sewer Revenue Bonds	2.44%
Lease Revenue Bonds	2.40%

State and territory allocation
Puerto Rico	13.09%
California	12.40%
New York	10.89%
Florida	6.83%
Texas	6.72%
Illinois	4.95%
Wisconsin	4.50%
Arizona	3.48%
Virginia	3.33%
Pennsylvania	2.77%

C000074152 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie National High-Yield Municipal Bond Fund(formerly, Delaware National High-Yield Municipal Bond Fund)
Class Name	Institutional Class
Trading Symbol	DVHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$30	0.60%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[6]
Net Assets	$ 3,725,317,687
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 8,047,394
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$3,725,317,687
Total number of portfolio holdings	832
Total advisory fees paid	$8,047,394
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.36%
Education Revenue Bonds	20.44%
Special Tax Revenue Bonds	13.70%
Healthcare Revenue Bonds	13.67%
Transportation Revenue Bonds	9.47%
State General Obligation Bonds	4.75%
Housing Revenue Bonds	3.30%
Local General Obligation Bonds	3.10%
Water & Sewer Revenue Bonds	2.44%
Lease Revenue Bonds	2.40%

State and territory allocation
Puerto Rico	13.09%
California	12.40%
New York	10.89%
Florida	6.83%
Texas	6.72%
Illinois	4.95%
Wisconsin	4.50%
Arizona	3.48%
Virginia	3.33%
Pennsylvania	2.77%

C000006415 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free California Fund(formerly, Delaware Tax-Free California Fund)
Class Name	Class A
Trading Symbol	DVTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free California Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$40	0.81%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[7]
Net Assets	$ 321,540,345
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 595,467
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$321,540,345
Total number of portfolio holdings	245
Total advisory fees paid	$595,467
Portfolio turnover rate	6%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	18.44%
Healthcare Revenue Bonds	14.62%
Industrial Development Revenue/Pollution Control Revenue Bonds	14.35%
Transportation Revenue Bonds	12.78%
Special Tax Revenue Bonds	10.76%
State General Obligation Bonds	8.08%
Lease Revenue Bonds	4.84%
Electric Revenue Bonds	4.67%
Local General Obligation Bonds	3.19%
Water & Sewer Revenue Bonds	3.01%

State and territory allocation
California	85.44%
Puerto Rico	12.01%
Guam	1.06%
US Virgin Islands	0.16%

C000006417 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free California Fund(formerly, Delaware Tax-Free California Fund)
Class Name	Class C
Trading Symbol	DVFTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free California Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$78	1.56%
^	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%	[8]
Net Assets	$ 321,540,345
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 595,467
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$321,540,345
Total number of portfolio holdings	245
Total advisory fees paid	$595,467
Portfolio turnover rate	6%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	18.44%
Healthcare Revenue Bonds	14.62%
Industrial Development Revenue/Pollution Control Revenue Bonds	14.35%
Transportation Revenue Bonds	12.78%
Special Tax Revenue Bonds	10.76%
State General Obligation Bonds	8.08%
Lease Revenue Bonds	4.84%
Electric Revenue Bonds	4.67%
Local General Obligation Bonds	3.19%
Water & Sewer Revenue Bonds	3.01%

State and territory allocation
California	85.44%
Puerto Rico	12.01%
Guam	1.06%
US Virgin Islands	0.16%

C000135926 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free California Fund(formerly, Delaware Tax-Free California Fund)
Class Name	Institutional Class
Trading Symbol	DCTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free California Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$28	0.56%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[9]
Net Assets	$ 321,540,345
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 595,467
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$321,540,345
Total number of portfolio holdings	245
Total advisory fees paid	$595,467
Portfolio turnover rate	6%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	18.44%
Healthcare Revenue Bonds	14.62%
Industrial Development Revenue/Pollution Control Revenue Bonds	14.35%
Transportation Revenue Bonds	12.78%
Special Tax Revenue Bonds	10.76%
State General Obligation Bonds	8.08%
Lease Revenue Bonds	4.84%
Electric Revenue Bonds	4.67%
Local General Obligation Bonds	3.19%
Water & Sewer Revenue Bonds	3.01%

State and territory allocation
California	85.44%
Puerto Rico	12.01%
Guam	1.06%
US Virgin Islands	0.16%

C000006418 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Idaho Fund(formerly, Delaware Tax-Free Idaho Fund)
Class Name	Class A
Trading Symbol	VIDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Idaho Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$43	0.87%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[10]
Net Assets	$ 137,644,066
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 246,047
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$137,644,066
Total number of portfolio holdings	116
Total advisory fees paid	$246,047
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	21.83%
Education Revenue Bonds	21.74%
Healthcare Revenue Bonds	14.09%
Electric Revenue Bonds	7.21%
Housing Revenue Bonds	7.11%
Lease Revenue Bonds	6.27%
Local General Obligation Bonds	6.21%
Transportation Revenue Bonds	6.17%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.92%
Water & Sewer Revenue Bonds	2.03%

State and territory allocation
Idaho	81.65%
Puerto Rico	15.26%
Guam	0.50%

C000006420 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Idaho Fund(formerly, Delaware Tax-Free Idaho Fund)
Class Name	Class C
Trading Symbol	DVICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Idaho Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$81	1.62%
^	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%	[11]
Net Assets	$ 137,644,066
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 246,047
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$137,644,066
Total number of portfolio holdings	116
Total advisory fees paid	$246,047
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	21.83%
Education Revenue Bonds	21.74%
Healthcare Revenue Bonds	14.09%
Electric Revenue Bonds	7.21%
Housing Revenue Bonds	7.11%
Lease Revenue Bonds	6.27%
Local General Obligation Bonds	6.21%
Transportation Revenue Bonds	6.17%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.92%
Water & Sewer Revenue Bonds	2.03%

State and territory allocation
Idaho	81.65%
Puerto Rico	15.26%
Guam	0.50%

C000135927 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Idaho Fund(formerly, Delaware Tax-Free Idaho Fund)
Class Name	Institutional Class
Trading Symbol	DTIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Idaho Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$31	0.62%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[12]
Net Assets	$ 137,644,066
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 246,047
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$137,644,066
Total number of portfolio holdings	116
Total advisory fees paid	$246,047
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	21.83%
Education Revenue Bonds	21.74%
Healthcare Revenue Bonds	14.09%
Electric Revenue Bonds	7.21%
Housing Revenue Bonds	7.11%
Lease Revenue Bonds	6.27%
Local General Obligation Bonds	6.21%
Transportation Revenue Bonds	6.17%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.92%
Water & Sewer Revenue Bonds	2.03%

State and territory allocation
Idaho	81.65%
Puerto Rico	15.26%
Guam	0.50%

C000006421 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free New York Fund(formerly, Delaware Tax-Free New York Fund)
Class Name	Class A
Trading Symbol	FTNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free New York Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$40	0.81%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[13]
Net Assets	$ 298,262,690
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 565,254
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$298,262,690
Total number of portfolio holdings	197
Total advisory fees paid	$565,254
Portfolio turnover rate	6%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.74%
Education Revenue Bonds	14.89%
Transportation Revenue Bonds	14.30%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.27%
Healthcare Revenue Bonds	7.11%
Water & Sewer Revenue Bonds	7.03%
Electric Revenue Bonds	6.89%
Lease Revenue Bonds	5.32%
Housing Revenue Bonds	4.38%
Local General Obligation Bonds	3.10%

State and territory allocation
New York	84.17%
Puerto Rico	12.82%
Guam	0.48%
US Virgin Islands	0.18%

C000006423 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free New York Fund(formerly, Delaware Tax-Free New York Fund)
Class Name	Class C
Trading Symbol	DVFNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free New York Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$78	1.56%
^	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%	[14]
Net Assets	$ 298,262,690
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 565,254
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$298,262,690
Total number of portfolio holdings	197
Total advisory fees paid	$565,254
Portfolio turnover rate	6%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.74%
Education Revenue Bonds	14.89%
Transportation Revenue Bonds	14.30%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.27%
Healthcare Revenue Bonds	7.11%
Water & Sewer Revenue Bonds	7.03%
Electric Revenue Bonds	6.89%
Lease Revenue Bonds	5.32%
Housing Revenue Bonds	4.38%
Local General Obligation Bonds	3.10%

State and territory allocation
New York	84.17%
Puerto Rico	12.82%
Guam	0.48%
US Virgin Islands	0.18%

C000135928 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free New York Fund(formerly, Delaware Tax-Free New York Fund)
Class Name	Institutional Class
Trading Symbol	DTNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free New York Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$28	0.56%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[15]
Net Assets	$ 298,262,690
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 565,254
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$298,262,690
Total number of portfolio holdings	197
Total advisory fees paid	$565,254
Portfolio turnover rate	6%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.74%
Education Revenue Bonds	14.89%
Transportation Revenue Bonds	14.30%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.27%
Healthcare Revenue Bonds	7.11%
Water & Sewer Revenue Bonds	7.03%
Electric Revenue Bonds	6.89%
Lease Revenue Bonds	5.32%
Housing Revenue Bonds	4.38%
Local General Obligation Bonds	3.10%

State and territory allocation
New York	84.17%
Puerto Rico	12.82%
Guam	0.48%
US Virgin Islands	0.18%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.